[logo] PIONEER Investments(R)







                                                 February 3, 2015

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Strategic Income Fund (the "Fund")
     (File Nos. 333-71813 and 811-09223)
     CIK No. 0001077452

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus relating to the offering of the Fund's Class A, Class C shares, Class K, Class R, Class Y shares and Class Z shares that would have been filed under paragraph (c) of Rule 497 do not differ
from those contained in Post-Effective   Amendment  No. 30 to the Fund's
registration statement on Form N-1A filed electronically
(Accession No. 0001331854-15-000011) on January 26, 2015.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.
                                               Very truly yours,


                                               /s/ Eugenio Martinez
                                                   Eugenio Martinez
                                                   Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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